SUBSEQUENT EVENTS (Details)			1 Months Ended
	Jan. 31, 2024 shares	Mar. 25, 2021	Feb. 29, 2024 TRY (₺)	Apr. 26, 2024 TRY (₺)	Mar. 29, 2024 TRY (₺)	Jan. 01, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Jul. 05, 2021 TRY (₺)
SUBSEQUENT EVENTS
Share capital							₺ 498,661,000	₺ 498,661,000	₺ 498,661,000
Share-based payment | Second period
SUBSEQUENT EVENTS
End of vesting period in relation to date of IPO		30 months
Share-based payment | Second period | Key management personnel who became entitled under individual contracts | Class B ordinary shares
SUBSEQUENT EVENTS
Number of shares vested | shares	1,344,929
Share-based payment | Second period | Key management personnel determined as having successfully met year-end targets | Class B ordinary shares
SUBSEQUENT EVENTS
Number of shares vested | shares	155,280
Issuance of asset-backed securities
SUBSEQUENT EVENTS
Amount of issuance of asset-backed securities applied for				₺ 200,000,000
Issuance of asset-backed securities | Maximum
SUBSEQUENT EVENTS
Approved limit for issuance of asset-backed securities						₺ 2,000,000,000
Establishment of subsidiary | Hepsiburada Global Elektronik Hizmetler Ticaret ve Pazarlama A.S.
SUBSEQUENT EVENTS
Share capital					₺ 5,050,000
Unauthorized access to customer personal information in connection with cybersecurity incident | Minimum
SUBSEQUENT EVENTS
Administrative fine that may be imposed			₺ 141,900
Unauthorized access to customer personal information in connection with cybersecurity incident | Maximum
SUBSEQUENT EVENTS
Administrative fine that may be imposed			₺ 9,500,000